Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 10, 2017
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Oct. 10, 2017
Calvert Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	CFOAX
Calvert Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	CFOIX
Calvert Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	CFORX